Trade receivables, tax receivables and other current assets	12 Months Ended
Dec. 31, 2023
Trade receivables, tax receivables and other current assets
Trade receivables, tax receivables and other current assets

Note 10. Trade receivables, tax receivables and other current assets

10.1.Trade receivables and others

Trade receivables and others break down as follows:

	As of
	December 31,
(in thousands of euros)	2021	2022	2023
3 months or less	4,000	0	3,807
Between 3 and 6 months	—	—	—
Between 6 and 12 months	—	—	—
More than 12 months	—	—	—
Trade receivables and others	4,000	0	3,807

The average payment period is 30 days.

As of December 31, 2023, trade receivables and others mainly consisted of the reinvoicing to CTTQ of a share of costs incurred as of December 31, 2023 for the Phase I clinical pharmacology study and the ongoing NATiV3 Phase III trial.

As of December 31, 2021, the trades receivables consisted exclusively of a receivable from AbbVie following the launch of the Phase IIb trial for the cedirogant program for a total amount of €4.0 million, in accordance with the terms of the collaboration agreement between the Company and AbbVie (see Note 1.3 – Significant events of 2022 and 2021). This payment was received by the Company in January 2022.

10.2.Tax receivables and Other current assets

	As of December 31,
(in thousands of euros)	2021	2022	2023
CIR and other research tax credits	4,357	5,994	5,333
Other	16	13	19
Tax receivables	4,373	6,007	5,352
Prepaid expenses	7,454	8,601	4,656
Short-term deposit accounts	8,829	1,048	70
Current accrued income	92	117	1,047
Liquidity agreement - Cash	762	282	422
VAT receivables	2,828	3,057	5,066
Other receivables	294	162	435
Other current assets	20,260	13,267	11,696
Other current assets and receivables	24,632	19,274	17,048

French Research Tax Credit (“CIR”)

As of December 31, 2023, tax receivables amounted to €5.4 million, mainly relating to the 2023 CIR as of December 31, 2023, in the amount of €5.3 million and remain stable compared to December 31, 2022.

As of December 31, 2022, tax receivables were mainly composed of CIR and other research tax credits for an amount of €6.0 million, including €0.8 million for the R&D Tax Research Credit of Inventiva Inc. and €5.2 million for the CIR. As of December 31, 2021, tax receivables were mainly composed of CIR and other research tax credits for an amount of €4.4 million, including €0.2 million for the R&D Tax Research Credit of Inventiva Inc. and €4.2 million for the CIR. As of December 31, 2022, the increase in CIR compared to December 31, 2021, were mainly due to the €12.0 million increase in Research and Development expenses from €48.5 million for the year ended 2021 to €60.5 million for the year ended 2022. This increase mainly related to the end of Phase II and the launch of the Phase III clinical trial evaluating lanifibranor in NASH.

As of December 31, 2021, tax receivables mainly corresponded to the research tax credits receivables for 2021 for a total amount of €4.4 million, including €0.2 million of research tax credits for Inventiva Inc. The decrease in tax receivables compared to December 31, 2020, was mainly due to the payment of CIR for 2020 for a total amount of €4.2 million and corrective claims for additional reimbursement of CIR with regards to the years 2016 to 2019 for a total amount of €3.8 million (refer to Notes 1.3,  “Significant events of 2022 and 2021”), partially offset by the recording of the 2021 CIR receivable for a total amount of €3.8 million, of which €0.2 million relates to the CIR claim of the subsidiary Inventiva Inc.

Prepaid expenses

As of December 31, 2023, prepaid expenses decreased by €3.9 million compared to December 31, 2022. They are mainly composed of a reduction in prepaid expenses for the NATiV3 Phase III clinical trial, and to a lesser extent, a reduction in directors' and officers' insurance costs (D&O insurance taken out following the Company's listing on the Nasdaq Global Market in 2020).

As of December 31, 2022, the €1.1 million increase in prepaid expenses mainly relates to research costs incurred in the context of CRO contracts with subcontractors, and to a lesser extent, to computer maintenance costs and research equipment, patent annuity costs and insurance contributions.

As of December 31, 2021, prepaid expenses mainly related to research costs incurred in connection with CRO contracts with third parties, and to a lesser extent, to computer maintenance research equipment, patent annuity costs and insurance premiums relating to the first quarter of 2022.

Short-term deposit accounts

As of December 31, 2023, short-term deposit accounts are composed exclusively of accrued interest. The decrease compared to December 31, 2022 of €1.0 million, is mainly due to the end of a deposit for €1.0 million.

As of December 31, 2022, short-term deposit accounts decreased by €7.8 million compared to December 31, 2021, mainly due to the maturity of a term deposit subscribed during the year ended 2021 with Société Générale of $10 million (€8.8 million).

Current accrued income

As of December 31, 2023, the current accrued income correspond to the advance invoiced to CTTQ, (see Note 16.1 – Other non–current liabilities), for an amount of €1.0 million.